EQUITY (Details 2) - Employee Stock Option [Member]	3 Months Ended
Mar. 31, 2018
Fair Value Assumptions, Method Used	Black-Scholes option-pricing model
Dividend rate	0.00%
Terms (in years)	5 years
Volatility	185.28%
Risk-free interest rate	2.25%